--------------------------------------------------------------------------------
                                    MARCH 13, 1998             PROSPECTUS
--------------------------------------------------------------------------------



J.P. MORGAN FIXED INCOME FUNDS



Short Term Bond Fund

Bond Fund

Global Strategic Income Fund

Emerging Markets Debt Fund

Tax Exempt Bond Fund

New York Total Return Bond Fund

California Bond Fund



                                           -------------------------------------
                                           Seeking high total return or current
                                           income by investing primarily in
                                           fixed income securities.






This prospectus contains essential information for anyone investing in these funds. Please read it carefully and keep it for reference.

Shares in these funds are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC.

As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the commission approves them as an investment or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense to state or suggest otherwise.

Distributed by Funds Distributor, Inc.                                  JPMORGAN

CONTENTS
--------------------------------------------------------------------------------


Principles and techniques common to the funds in this prospectus
2    FIXED INCOME MANAGEMENT APPROACH

     Fixed income investment process . . . . . . . . . . . . . . . . . . . . 2
     The spectrum of fixed income funds. . . . . . . . . . . . . . . . . . . 3


Each fund's goal, investment approach, risks, expenses, performance, and financial highlights
4    J.P. MORGAN FIXED INCOME FUNDS

     J.P. Morgan Short Term Bond Fund. . . . . . . . . . . . . . . . . . . . 4
     J.P. Morgan Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . 6
     J.P. Morgan Global Strategic Income Fund. . . . . . . . . . . . . . . . 8
     J.P. Morgan Emerging Markets Debt Fund. . . . . . . . . . . . . . . . .10
     J.P. Morgan Tax Exempt Bond Fund. . . . . . . . . . . . . . . . . . . .12
     J.P. Morgan New York Total Return Bond Fund . . . . . . . . . . . . . .14
     J.P. Morgan California Bond Fund. . . . . . . . . . . . . . . . . . . .16


Investing in the J.P. Morgan Fixed Income funds
18   YOUR INVESTMENT

     Investing through a financial professional. . . . . . . . . . . . . . .18
     Investing through an employer-sponsored retirement plan . . . . . . . .18
     Investing through an IRA or rollover IRA. . . . . . . . . . . . . . . .18
     Investing directly. . . . . . . . . . . . . . . . . . . . . . . . . . .18
     Opening your account. . . . . . . . . . . . . . . . . . . . . . . . . .18
     Adding to your account. . . . . . . . . . . . . . . . . . . . . . . . .18
     Selling shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . .19
     Account and transaction policies. . . . . . . . . . . . . . . . . . . .19
     Dividends and distributions . . . . . . . . . . . . . . . . . . . . . .20
     Tax considerations. . . . . . . . . . . . . . . . . . . . . . . . . . .20


More about risk and the funds' business operations
21   FUND DETAILS

     Business structure. . . . . . . . . . . . . . . . . . . . . . . . . . .21
     Management and administration . . . . . . . . . . . . . . . . . . . . .21
     Risk and reward elements. . . . . . . . . . . . . . . . . . . . . . . .22
     Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .24


     FOR MORE INFORMATION. . . . . . . . . . . . . . . . . . . . .  back cover

INTRODUCTION
--------------------------------------------------------------------------------

J.P. MORGAN FIXED INCOME FUNDS

These funds invest primarily in bonds and other fixed income securities, either directly or through another fund. The funds seek high total return or high current income.

WHO MAY WANT TO INVEST

The funds are designed for investors who:

-    want to add an income investment to further diversify a portfolio

- want an investment whose risk/return potential is higher than that of money market funds but generally less than that of stock funds

-    want an investment that pays monthly dividends

- with regard to the Tax Exempt Bond Fund, are seeking income that is exempt from federal personal income tax

- with regard to the state-specific funds, are seeking income that is exempt from federal, state, and local (if applicable) personal income taxes in New York or California

The funds are NOT designed for investors who:

-    are investing for aggressive long-term growth

-    require stability of principal

- with regard to the Emerging Markets Debt or Global Strategic Income funds, are not prepared to accept a higher degree of risk than most traditional bond funds

- with regard to the federal or state tax-exempt funds, are investing through a tax-deferred account such as an IRA

J.P. MORGAN

Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals. Today, J.P. Morgan employs over 300 analysts and portfolio managers around the world and has more than $250 billion in assets under management, including assets managed by the funds' advisor, Morgan Guaranty Trust Company of New York.

--------------------------------------------------------------------------------
BEFORE YOU INVEST
Investors considering these funds should understand that:

- The value of each fund's shares will fluctuate over time. You could lose money if you sell when a fund's share price is lower than when you invested.

-    There is no assurance that these funds will meet their investment goals.

-    Future returns will not necessarily resemble past performance.

- These funds (except for the California Bond Fund) invest in another fund with an identical goal -- the master portfolio. The California Bond Fund invests directly in bonds and other individual fixed income securities.

- Some of these funds invest a portion of assets in non-investment-grade bonds ("junk bonds") or emerging markets debt, which offer higher potential yields but have a higher risk of default and are more sensitive to market risk than investment-grade bonds.

-    These funds do not represent a complete investment program.

FIXED INCOME MANAGEMENT APPROACH
--------------------------------------------------------------------------------


The J.P. Morgan fixed income funds invest primarily in bonds and other fixed income securities.

While each fund follows its own strategy, the funds as a group share a single investment philosophy. This philosophy, developed by the funds' advisor, emphasizes the potential for consistently enhancing performance while managing risk.


FIXED INCOME INVESTMENT PROCESS

J.P. Morgan seeks to generate an information advantage through the depth of its global fixed-income research and the sophistication of its analytical systems. Using a team-oriented approach, J.P. Morgan seeks to gain insights in a broad range of distinct areas and takes positions in many different ones, helping the funds to limit exposure to concentrated sources of risk.

In managing the funds described in this prospectus, J.P. Morgan employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities, and duration management.

[LOGO]
The funds invest across a range of different types of securities

SECTOR ALLOCATION The sector allocation team meets monthly, analyzing the fundamentals of a broad range of sectors in which a fund may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.

[LOGO]
Each fund makes its portfolio decisions as described later in this prospectus

SECURITY SELECTION Relying on the insights of different specialists, including credit analysts, quantitative researchers, and dedicated fixed income traders, the portfolio managers make buy and sell decisions according to each fund's goal and strategy.

[LOGO]
J.P. Morgan uses a disciplined process to control each fund's sensitivity to interest rates

DURATION MANAGEMENT Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish each fund's target duration (a measure of average weighted maturity of the securities held by a fund and a common measurement of sensitivity to interest rate movements), typically remaining relatively close to the duration of the market as a whole, as represented by the fund's benchmark. The strategists closely monitor the funds and make tactical adjustments as necessary.


2    FIXED INCOME MANAGEMENT APPROACH

--------------------------------------------------------------------------------


THE SPECTRUM OF FIXED INCOME FUNDS

The funds described in this prospectus pursue different goals and offer varying degrees of risk and potential reward. The table below shows degrees of the relative risk and return that these funds potentially offer. These and other distinguishing features of each fixed income fund are described on the following pages. Differences among these funds include:

-    the types of securities they hold

-    the tax status of the income they offer

-    the relative emphasis on current income versus total return


POTENTIAL RISK AND RETURN
--------------------------------------------------------------------------------

[CHART]

                                 Return (after taxes)

EMERGING MARKETS DEBT FUND

GLOBAL STRATEGIC INCOME FUND

NEW YORK TOTAL RETURN BOND FUND*

CALIFORNIA BOND FUND*

TAX EXEMPT BOND FUND*

BOND FUND

SHORT TERM BOND FUND

                                         Risk

The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.

* Based on tax-equivalent returns for an investor in the highest income tax bracket.


                                          FIXED INCOME MANAGEMENT APPROACH     3

J.P. MORGAN SHORT TERM BOND FUND
--------------------------------------------------------------------------------
                                               REGISTRANT: J.P. MORGAN FUNDS
                                              (J.P. MORGAN SHORT TERM BOND FUND)

[LOGO]
GOAL

The fund's goal is to provide high total return while attempting to limit the likelihood of negative quarterly returns.


[LOGO]
INVESTMENT APPROACH

The fund invests primarily in fixed income securities, including U.S. government and agency securities, domestic and foreign corporate bonds, private placements, asset-backed and mortgage-related securities, money market instruments, and others. These securities may be of any maturity, but under normal market conditions the fund's duration will range between one and three years, similar to that of the Merrill Lynch 1-3 Year Treasury Index.

Up to 25% of assets may be invested in foreign securities, including 20% in debt securities denominated in foreign currencies of developed countries. At least 90% of assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) or are the unrated equivalent, including at least 75% A or better. No more than 10% of assets may be invested in securities as low as B.


[LOGO]
POTENTIAL RISKS AND REWARDS

The fund's share price and total return will vary in response to changes in interest rates. How well the fund's performance compares to that of similar duration fixed income funds will depend on the success of the investment process, which is described on page 2.

Although any rise in interest rates is likely to cause a fall in the price of bonds, the fund's comparatively short duration is designed to help keep its share price within a relatively narrow range. Because it seeks to minimize risk, the fund will generally offer less income, and during periods of declining interest rates, may offer lower total returns than bond funds with longer durations. However, the fund may offer higher total returns than longer duration funds during periods of rising interest rates. Additionally, because the fund may invest up to 25% of assets in foreign securities, it takes on additional risks.

The fund's investments and their main risks, as well as fund strategies, are described in more detail on pages 22-25.


POTENTIAL RISK AND RETURN

[CHART]

                                 Return (after taxes)

Emerging Markets Debt Fund

Global Strategic Income Fund

New York Total Return Bond Fund*

California Bond Fund*

Tax Exempt Bond Fund*

Bond Fund

SHORT TERM BOND FUND

                                         Risk

The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.

* Based on tax-equivalent returns for an investor in the highest income tax bracket.


PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages over $250 billion, including more than $2 billion using the same strategy as this fund.

The portfolio management team is led by Connie J. Plaehn, managing director, who has been on the team since the fund's inception and has been at J.P. Morgan since 1984, and by William G. Tennille, vice president, who joined the team in January of 1994 and has been at J.P. Morgan since 1992.


--------------------------------------------------------------------------------
INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses shown are deducted from fund assets prior to performance calculations.

Footnotes for this section are shown on next page.



ANNUAL FUND OPERATING EXPENSES(1) (%)
--------------------------------------------------------------------------------
Management fees (actual)                                               0.25

Marketing (12b-1) fees                                                 none

Other expenses(2)
(after reimbursement)                                                  0.25
--------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES(2)
(AFTER REIMBURSEMENT)                                                  0.50
--------------------------------------------------------------------------------

EXPENSE EXAMPLE
--------------------------------------------------------------------------------
The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.

--------------------------------------------------------------------------------
                                       1 yr.     3 yrs.    5 yrs.   10 yrs.
YOUR COST($)                             5        16        28        63
--------------------------------------------------------------------------------


4    J.P. MORGAN SHORT TERM BOND FUND

--------------------------------------------------------------------------------

PERFORMANCE (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURN   Shows performance over time, for periods ended December 31, 1997
----------------------------------------------------------------------------------------------
                                             1 yr.         3 yrs.       Since inception(3)
J.P. MORGAN SHORT TERM BOND FUND
 (after expenses)                             6.14           7.19              5.17
----------------------------------------------------------------------------------------------
MERRILL LYNCH 1-3 YEAR TREASURY INDEX(4)
  (no expenses)                               6.66           7.52              5.60
----------------------------------------------------------------------------------------------

YEAR-BY-YEAR TOTAL RETURN Shows changes in returns by calendar year
-----------------------------------------------------------------------------------------------
                                              1994           1995           1996           1997
20%                                           0.11          10.58           4.94           6.14

10%                                           0.57          11.00           4.98           6.66

0%
-----------------------------------------------------------------------------------------------

(10%)

/X/  J.P. MORGAN SHORT TERM BOND FUND
/ /  Merrill Lynch 1-3 Year Treasury Index(4)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

PER-SHARE DATA          For fiscal periods ended October 31
-------------------------------------------------------------------------------------------------------------------------
                                                      1993(3)          1994           1995           1996           1997
NET ASSET VALUE, BEGINNING OF PERIOD ($)               10.00           9.99           9.60           9.84           9.86
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ($)                             0.10           0.45           0.57           0.53           0.58
  Net realized and unrealized gain (loss)
  on investment ($)                                    (0.01)         (0.39)          0.24           0.02          (0.01)
-------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS ($)                    0.09           0.06           0.81           0.55           0.57
-------------------------------------------------------------------------------------------------------------------------
Less distributions to shareholders from:
  Net investment income ($)                            (0.10)         (0.45)         (0.57)         (0.53)         (0.58)
NET ASSET VALUE, END OF PERIOD ($)                      9.99           9.60           9.84           9.86           9.85
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%)                                        0.94(5)        0.61           8.70           5.77           5.98
-------------------------------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD ($  thousands)               6,842          6,008         10,330          8,207         14,519
-------------------------------------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS:
EXPENSES (%)                                            0.67(6)        0.69           0.67           0.62           0.50
-------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (%)                               3.44(6)        4.49           5.88           5.42           5.94
-------------------------------------------------------------------------------------------------------------------------
DECREASE REFLECTED IN EXPENSE RATIO DUE
TO EXPENSE REIMBURSEMENT (%)                            1.83(6)(7)     1.36           0.81           0.99           0.88
-------------------------------------------------------------------------------------------------------------------------

The Financial Highlights above have been audited by Price Waterhouse LLP, the fund's independent accountants.

(1) The fund has a master/feeder structure as described on page 21. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year, expressed as a percentage of the fund's average net assets and reflecting reimbursement for ordinary expenses over 0.50%.

(2) Without reimbursement other expenses and total operating expenses would have been 1.13% and 1.38%, respectively. There is no guarantee that reimbursement will continue beyond 2/28/99.

(3) The fund commenced operations on 7/8/93. Except in the Financial Highlights, returns reflect performance of the fund from 7/31/93.

(4) The Merrill Lynch 1-3 Year Treasury Index, consisting of U.S. Treasury notes and bonds with maturities of 1-3 years, is an unmanaged index that measures short-term bond performance.

(5)  Not annualized.

(6)   Annualized.

(7)  After consideration of certain state limitations.


                                          J.P. MORGAN SHORT TERM BOND FUND     5

J.P. MORGAN BOND FUND                                       TICKER SYMBOL: PPBDX
--------------------------------------------------------------------------------
                                                   REGISTRANT: J.P. MORGAN FUNDS
                                                   (J.P. MORGAN BOND FUND)

[LOGO]
GOAL

The fund's goal is to provide high total return consistent with moderate risk of capital and maintenance of liquidity.


[LOGO]
INVESTMENT APPROACH

The fund invests primarily in fixed income securities, including U.S. government and agency securities, corporate bonds, private placements, asset-backed and mortgage-backed securities, and others. These securities may be of any maturity, but under normal market conditions the management team will keep the fund's duration within one year of that of the Salomon Brothers Broad Investment Grade Bond Index (currently about five years).

Up to 25% of assets may be invested in foreign securities, including 20% in debt securities denominated in foreign currencies of developed countries. At least 75% of assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) or are the unrated equivalent, including at least 65% A or better. No more than 25% of assets may be invested in securities as low as B.


[LOGO]
POTENTIAL RISKS AND REWARDS

The fund's share price and total return will vary in response to changes in interest rates. How well the fund's performance compares to that of similar fixed income funds will depend on the success of the investment process, which is described on page 2.

To the extent that the fund seeks higher returns by investing in non-investment-grade bonds, it takes on additional risks, because these bonds are more sensitive to economic news and their issuers are in less secure financial condition. Additionally, because the fund may invest up to 25% of assets in foreign securities, it takes on additional risks. The fund has the potential to produce higher returns than the Short Term Bond Fund along with a share price that is somewhat more volatile.

The fund's investments and their main risks, as well as fund strategies, are described in more detail on pages 22-25.


POTENTIAL RISK AND RETURN

[CHART]

                                 Return (after taxes)

Emerging Markets Debt Fund

Global Strategic Income Fund

New York Total Return Bond Fund*

California Bond Fund*

Tax Exempt Bond Fund*

BOND FUND

Short Term Bond Fund

                                         Risk

The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.

* Based on tax-equivalent returns for an investor in the highest income tax bracket.


PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages over $250 billion, including more than $31 billion using the same strategy as this fund.

The portfolio management team is led by William G. Tennille, vice president, who has been at J.P. Morgan since 1992, and by Connie J. Plaehn, managing director, who has been at J.P. Morgan since 1984. Both have been on the team since January of 1994.


--------------------------------------------------------------------------------

INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses shown are deducted from fund assets prior to performance calculations.

Footnotes for this section are shown on next page.



ANNUAL FUND OPERATING EXPENSES(1) (%)
--------------------------------------------------------------------------------
Management fees (actual)                                               0.30

Marketing (12b-1) fees                                                 none

Other expenses                                                         0.38
--------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES                                               0.68
--------------------------------------------------------------------------------


EXPENSE EXAMPLE
--------------------------------------------------------------------------------
The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.


--------------------------------------------------------------------------------
                                            1 yr.    3 yrs.    5 yrs.   10 yrs.
YOUR COST($)                                  7        22        38        85
--------------------------------------------------------------------------------


6    J.P. MORGAN BOND FUND

--------------------------------------------------------------------------------

PERFORMANCE (UNAUDITED)


AVERAGE ANNUAL TOTAL RETURN (%)     Shows performance over time, for periods ended December 31, 1997
---------------------------------------------------------------------------------------------------------------
                                                       1 yr.         3 yrs.       5 yrs.(2)  Since inception(2)
J.P. MORGAN BOND FUND (after expenses)                 9.13           9.97           7.23           8.06
---------------------------------------------------------------------------------------------------------------
BOND INDEX(3) (no expenses)                            9.62          10.43           7.53           8.91
---------------------------------------------------------------------------------------------------------------


YEAR-BY-YEAR TOTAL RETURN (%)       Shows changes in returns by calendar year
-----------------------------------------------------------------------------------------------------------------------------

                                         1989      1990      1991      1992      1993      1994      1995      1996      1997
20%                                     10.23     10.09     13.45      6.53      9.87    (2.97)     18.17      3.13      9.13

10%                                     14.24      8.28     15.78      7.59      9.89    (2.85)     18.55      3.62      9.62

0%
-----------------------------------------------------------------------------------------------------------------------------

(10%)

/X/  J.P. MORGAN BOND FUND         / /  Bond Index(3)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

PER-SHARE DATA      For fiscal years ended October 31
-----------------------------------------------------------------------------------------------------------------------------
                              1988(2)    1989      1990      1991      1992      1993      1994      1995      1996      1997
NET ASSET VALUE, BEGINNING
OF YEAR ($)                   10.00      9.84      9.84      9.93     10.32     10.52     11.00      9.64     10.41     10.30
-----------------------------------------------------------------------------------------------------------------------------
Income from investment
operations:
  Net investment income ($)    0.46      0.78      0.74      0.70      0.66      0.54      0.55      0.64      0.62      0.66
  Net realized and
  unrealized gain (loss)
  on investment ($)           (0.16)       --      0.09      0.41      0.28      0.67     (0.91)     0.77     (0.11)     0.18
-----------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
OPERATIONS ($)                 0.30      0.78      0.83      1.11      0.94      1.21     (0.36)     1.41      0.51      0.84
-----------------------------------------------------------------------------------------------------------------------------
Distributions to
Shareholders from:
  Net investment income ($)   (0.46)    (0.78)    (0.74)    (0.70)    (0.66)    (0.54)    (0.55)    (0.64)    (0.62)    (0.65)
  Net realized gain ($)          --        --        --     (0.02)    (0.08)    (0.19)    (0.45)       --        --     (0.07)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ($)       (0.46)    (0.78)    (0.74)    (0.72)    (0.74)    (0.73)    (1.00)    (0.64)    (0.62)    (0.72)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
END OF YEAR ($)                9.84      9.84      9.93     10.32     10.52     11.00      9.64     10.41     10.30     10.42
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%)               3.12(4)   8.27      8.78     11.55      9.35     11.97     (3.50)    15.10      5.13      8.58
-----------------------------------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
  ($  thousands)              4,847     8,449    12,306    41,616    75,882   103,572   112,049   143,004   149,207   169,233
-----------------------------------------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS:
EXPENSES (%)                   0.85(5)   0.84      0.83      0.81      0.81      0.81      0.78      0.69      0.66      0.68
-----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (%)      7.40(5)   7.92      7.58      6.84      6.26      5.01      5.43      6.40      6.08      6.41
-----------------------------------------------------------------------------------------------------------------------------
DECREASE REFLECTED IN
 EXPENSE RATIO DUE TO
 EXPENSE REIMBURSEMENT (%)     3.13(5)   2.40      1.26      0.58      0.20      0.08      0.01        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER (%)          144        82        69       167       267       236(6)     --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------

The Financial Highlights above have been audited by Price Waterhouse LLP, the fund's independent accountants.

(1) The fund has a master/feeder structure as described on page 21. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year, expressed as a percentage of the fund's average net assets.

(2) The fund commenced operations on 3/11/88. Except in the Financial Highlights, returns reflect performance of the fund from 3/31/88. Returns for the period 3/31/88 through 7/31/93 reflect performance of the Pierpont Bond Fund, the predecessor of the fund.

(3) The Bond Index is composed of the Lehman Brothers Government/Corporate Intermediate Bond Index, consisting of all investment grade bonds with maturities between 1 and 9.99 years, from 3/11/88 through 9/30/91, and the Salomon Brothers Broad Investment Grade Bond Index, consisting of U.S. Treasury and agency securities and investment-grade mortgage and corporate bonds, from 10/1/91 forward. Both are unmanaged indices that measure bond market performance.

(4)  Not annualized.

(5)  Annualized.

(6) 1993 portfolio turnover reflects the period 11/1/92 to 7/11/93. On 7/11/93 the fund's predecessor contributed all of its investable assets to The U.S. Fixed Income Portfolio.


                                                     J.P. MORGAN BOND FUND     7

J.P. MORGAN GLOBAL
STRATEGIC INCOME FUND
--------------------------------------------------------------------------------
                                       REGISTRANT: J.P. MORGAN FUNDS
                                      (J.P. MORGAN GLOBAL STRATEGIC INCOME FUND)

[LOGO]
GOAL

The fund's goal is to provide high total return from a portfolio of fixed income securities of foreign and domestic issuers.


[LOGO]
INVESTMENT APPROACH

The fund invests in a wide range of debt securities from the U.S. and other markets, both developed and emerging. Issuers may include governments, corporations, financial institutions, and supranational organizations (such as the World Bank). The fund may invest directly in mortgages and in mortgage-backed securities. The fund's securities may be of any maturity, but under normal market conditions the fund's duration will generally be similar to that of the Lehman Brothers Aggregate Bond Index (currently about four and a half years). At least 40% of assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) or are the unrated equivalent. The balance of assets may be invested in securities as low as B.

The management team uses the process described on page 2, and also makes country allocations, based primarily on macro-economic factors. With regard to sector allocation, the team uses the model allocation shown at right as a basis, although the actual allocations are adjusted periodically within the ranges indicated. Within each sector, a dedicated team handles securities selection. The fund typically hedges its non-dollar denominated investments back to the U.S. dollar.


[LOGO]
POTENTIAL RISKS AND REWARDS

The fund's share price and total return will vary in response to changes in global bond markets, interest rates, and currency exchange rates. How well the fund's performance compares to that of similar fixed income funds will depend on the success of the investment process. Because of low credit and foreign and emerging markets investment risks, the fund's performance is likely to be more volatile than that of most fixed income funds. The fund's mortgage-backed investments involve the risk of losses due to default or to prepayments that occur earlier or later than expected. Some investments, including directly owned mortgages, may be illiquid. The fund has the potential for long-term total returns that exceed those of more traditional bond funds, but investors should also be prepared for risks that exceed those of more traditional bond funds.

The fund's investments and their main risks, as well as fund strategies, are described in more detail on pages 22-25.


POTENTIAL RISK AND RETURN

[CHART]

                                 Return (after taxes)

Emerging Markets Debt Fund

GLOBAL STRATEGIC INCOME FUND

New York Total Return Bond Fund*

California Bond Fund*

Tax Exempt Bond Fund*

Bond Fund

Short Term Bond Fund

                                         Risk

The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.

* Based on tax-equivalent returns for an investor in the highest income tax bracket.

MODEL SECTOR ALLOCATION

15%       public/private corporates (range 5-25%)

23%       high yield corporates (range 13-33%)

15%       emerging markets (range 5-25%)

12%       international non-dollar (range 0-25%)

35%       public/private mortgages (range 20-45%)

PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages over $250 billion, including more than $3 billion using the same strategy as this fund.

The portfolio management team is led by Gerard W. Lillis, managing director, who has been at J.P. Morgan since 1978, and by Mark E. Smith, managing director, who joined J.P. Morgan in 1994 from Allied Signal, Inc. where he managed fixed income portfolios and oversaw asset allocation activities across asset classes. Both have been on the team since the fund's inception.

--------------------------------------------------------------------------------

INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses shown are deducted from fund assets prior to performance calculations.

Footnotes for this section are shown on next page.

ANNUAL FUND OPERATING EXPENSES(1) (%)
--------------------------------------------------------------------------------
Management fees (actual)                                               0.45

Marketing (12b-1) fees                                                 none

Other expenses(2)
(after reimbursement)                                                  0.55
--------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES(2)
(AFTER REIMBURSEMENT)                                                  1.00
--------------------------------------------------------------------------------

EXPENSE EXAMPLE
--------------------------------------------------------------------------------
The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.

--------------------------------------------------------------------------------
                                                           1 yr.        3 yrs.
YOUR COST($)                                                10            32
--------------------------------------------------------------------------------

8    J.P. MORGAN GLOBAL STRATEGIC INCOME FUND

--------------------------------------------------------------------------------

PERFORMANCE (UNAUDITED)


AVERAGE ANNUAL TOTAL RETURN (%)     Shows performance over time, for period
ended December 31, 1997
--------------------------------------------------------------------------------
                                                             Since inception(3)
J.P. MORGAN GLOBAL STRATEGIC INCOME FUND (after expenses)            9.71
--------------------------------------------------------------------------------
LEHMAN BROTHERS AGGREGATE BOND INDEX(4) (no expenses)               10.30
--------------------------------------------------------------------------------


TOTAL RETURN (%)     Shows changes in returns by calendar year
--------------------------------------------------------------------------------
                                                                    1997(3)
20%                                                                 9.71

10%                                                                10.30

0%
--------------------------------------------------------------------------------


(10%)


/X/  J.P. MORGAN GLOBAL STRATEGIC INCOME FUND
/ /  Lehman Brothers Aggregate Bond Index(4)


(1) The fund has a master/feeder structure as described on page 21. This table shows the fund's estimated expenses and its estimated share of master portfolio expenses for the fiscal year ending 10/31/98, expressed as a percentage of the fund's average net assets and reflecting reimbursement for ordinary expenses over 1.00%.

(2) Without reimbursement other expenses and total operating expenses are estimated to be 0.58% and 1.03%, respectively. There is no guarantee that reimbursement will continue beyond 2/28/99.

(3) The fund commenced operations on 11/5/97. Returns reflect performance of J.P. Morgan Institutional Global Strategic Income Fund (a separate feeder fund investing in the same master portfolio) from 3/17/97 through 11/30/97. Performance during this period reflects operating expenses which are 0.35% of net assets lower than those of the fund. Accordingly, performance returns for the fund would have been lower if an investment had been made in the fund during the same time period.

(4) The Lehman Brothers Aggregate Bond Index, consisting of U.S. Treasury, agency, corporate and mortgage-backed securities, is an unmanaged index that measures overall bond market performance.


                                  J.P. MORGAN GLOBAL STRATEGIC INCOME FUND     9

J.P. MORGAN EMERGING
MARKETS DEBT FUND
--------------------------------------------------------------------------------
                                         REGISTRANT: J.P. MORGAN FUNDS
                                        (J.P. MORGAN EMERGING MARKETS DEBT FUND)


[LOGO]
GOAL

The fund's goal is to provide high total return from a portfolio of fixed income securities of emerging markets issuers.


[LOGO]
INVESTMENT APPROACH

The fund invests primarily in debt securities from countries whose economies or bond markets are less developed. This designation currently includes most countries in the world except Australia, Canada, Hong Kong, Japan, New Zealand, the U.S., the United Kingdom, and most Western European countries. Issuers of portfolio securities may include foreign governments, corporations, and financial institutions. These securities may be of any maturity and quality, but under normal market conditions the fund's duration will generally range between four and six years, similar to that of the Emerging Markets Bond Index Plus. At least 95% of assets will be invested in securities that at the time of purchase are rated no lower than B or are the unrated equivalent. No more than 5% of assets may be invested in securities as low as C.

In addition to the investment process described on page 2, the management team makes country allocation decisions, based primarily on financial and economic forecasts and other macro-economic factors.


[LOGO]
POTENTIAL RISKS AND REWARDS

The fund's share price and total return will vary in response to changes in emerging bond markets, interest rates, and currency exchange rates. How well the fund's performance compares to that of similar fixed income funds will depend on the success of the investment process.

Because the fund may invest more than 5% of its assets in a single issuer and its primary securities combine the risks of emerging markets and low credit quality, its performance is likely to be more volatile than that of other fixed income investments. The fund has the potential to produce high total return over time, but investors should be prepared to ride out periods of negative total return.

The fund's investments and their main risks, as well as fund strategies, are described in more detail on page 22-25.


POTENTIAL RISK AND RETURN

[CHART]

                                 Return (after taxes)

EMERGING MARKETS DEBT FUND

Global Strategic Income Fund

New York Total Return Bond Fund*

California Bond Fund*

Tax Exempt Bond Fund*

Bond Fund

Short Term Bond Fund

                                         Risk


The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.

* Based on tax-equivalent returns for an investor in the highest income tax bracket.


PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages over $250 billion, including more than $3.5 billion using the same strategy as this fund.

The portfolio management team is led by Andrew F. Goldberg, vice president, who has been at J.P. Morgan since 1990, and Dimas Jimenez, associate, who joined J.P. Morgan in July of 1996 after graduating from Stanford Business School. Prior to joining the portfolio management team, Mr. Goldberg oversaw the capital research group's research into fixed income and derivatives markets, and Mr. Jimenez worked in the emerging markets group at RCM Capital Management and the fixed income department of Lehman Brothers, concentrating in emerging markets debt, derivatives and international bonds. Both joined the team in February of 1998.


--------------------------------------------------------------------------------

INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses shown are deducted from fund assets prior to performance calculations.

Footnotes for this section are shown on next page.


ANNUAL FUND OPERATING EXPENSES(1) (%)
--------------------------------------------------------------------------------
Management fees (actual)                                               0.70

Marketing (12b-1) fees                                                 none

Other expenses(2)
(after reimbursement)                                                  0.55
--------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES(2)
(AFTER REIMBURSEMENT)                                                  1.25
--------------------------------------------------------------------------------

EXPENSE EXAMPLE
--------------------------------------------------------------------------------
The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.


--------------------------------------------------------------------------------
                                            1 yr.    3 yrs.    5 yrs.   10 yrs.
YOUR COST($)                                 13        40        69       151
--------------------------------------------------------------------------------


10   J.P. MORGAN EMERGING MARKETS DEBT FUND

--------------------------------------------------------------------------------


PERFORMANCE (UNAUDITED)
AVERAGE ANNUAL TOTAL RETURN (%)    Shows performance over time, for period ended
December 31, 1997
--------------------------------------------------------------------------------
                                                             Since inception(3)
J.P. MORGAN EMERGING MARKETS DEBT FUND (after expenses)              3.40
--------------------------------------------------------------------------------
EMERGING MARKETS BOND INDEX PLUS(4) (no expenses)                    8.93
--------------------------------------------------------------------------------


TOTAL RETURN (%)    Shows changes in returns by calendar year
--------------------------------------------------------------------------------
                                                                    1997(3)
10%                                                                  3.40

5%                                                                   8.93

0%
--------------------------------------------------------------------------------

(5%)

/X/  J.P. MORGAN EMERGING MARKETS DEBT FUND
/ /  Emerging Markets Bond Index Plus(4)


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


PER-SHARE DATA      For fiscal period ended October 31
--------------------------------------------------------------------------------
                                                                     1997(3)
NET ASSET VALUE, BEGINNING OF PERIOD ($)                              10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ($)                                            0.58
  Net realized and unrealized loss
  on investment and foreign currency ($)                              (0.05)
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS ($)                                   0.53
--------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income ($)                                           (0.58)
  Excess of net investment income ($)                                 (0.02)
  Net realized gain ($)                                               (0.17)
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ($)                                               (0.77)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ($)                                     9.76
--------------------------------------------------------------------------------
TOTAL RETURN (%)                                                       5.47(5)
--------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD ($  thousands)                             11,978
--------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS:
EXPENSES (%)                                                           1.25(6)
--------------------------------------------------------------------------------
NET INVESTMENT INCOME (%)                                              9.71(6)
--------------------------------------------------------------------------------
DECREASE REFLECTED IN EXPENSE RATIO DUE TO
EXPENSE REIMBURSEMENT (%)                                              1.15(6)
--------------------------------------------------------------------------------


The Financial Highlights above have been audited by Price Waterhouse LLP, the fund's independent accountants.


(1) The fund has a master/feeder structure as described on page 21. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year, expressed as a percentage of the fund's average net assets and reflecting reimbursement for ordinary expenses over 1.25%.

(2) Without reimbursement, other expenses and total operating expenses would have been 1.70% and 2.40%, respectively, on an annualized basis. There is no guarantee that reimbursement will continue beyond 4/30/99.

(3) The fund commenced operations on 4/17/97. Except in the Financial Highlights, returns reflect performance of the fund from 4/30/97.

(4) The Emerging Markets Bond Index Plus, consisting of foreign currency denominated debt instruments (Brady Bonds, loans, Eurobonds, etc.), is an unmanaged index that measures total returns in emerging markets.

(5)  Not annualized.

(6)  Annualized.


                                   J.P. MORGAN EMERGING MARKETS DEBT FUND     11

J.P. MORGAN TAX EXEMPT BOND FUND                            TICKER SYMBOL: PPTBX
--------------------------------------------------------------------------------
                                               REGISTRANT: J.P. MORGAN FUNDS
                                              (J.P. MORGAN TAX EXEMPT BOND FUND)

[LOGO]
GOAL

The fund's goal is to provide high current income that is exempt from federal income tax, consistent with moderate risk of capital and maintenance of liquidity.


[LOGO]
INVESTMENT APPROACH

The fund invests primarily in high quality municipal securities whose income is free from federal personal income tax. While the fund's goal is high tax-exempt income, the fund may invest to a limited extent in taxable securities, including U.S. government, government agency, corporate, or taxable municipal securities. The fund's securities may be of any maturity, but under normal market conditions the fund's duration will generally range between four and seven years, similar to that of the Lehman Brothers 1-16 Year Municipal Bond Index. At least 90% of assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) or are the unrated equivalent. No more than 10% of assets may be invested in securities as low as B.


[LOGO]
POTENTIAL RISKS AND REWARDS

The fund's share price and total return will vary in response to changes in interest rates. How well the fund's performance compares to that of similar tax-exempt funds will depend on the success of the investment process, which is described on page 2.

Investors should expect the potential for returns that exceed those of a comparable tax-exempt fund of shorter duration, and should be prepared for higher share price volatility than such a fund. The fund's performance could also be affected by market reaction to proposed tax legislation. A portion of the fund's returns may be subject to federal, state, or local tax, or the alternative minimum tax.

The fund's investments and their main risks, as well as fund strategies, are described in more detail on pages 22-25.


POTENTIAL RISK AND RETURN

[CHART]

                                 Return (after taxes)

Emerging Markets Debt Fund

Global Strategic Income Fund

New York Total Return Bond Fund*

California Bond Fund*

TAX EXEMPT BOND FUND*

Bond Fund

Short Term Bond Fund

                                         Risk

The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.

* Based on tax-equivalent returns for an investor in the highest income tax bracket.


PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages over $250 billion, including more than $8 billion using the same strategy as this fund.

The portfolio management team is led by Robert W. Meiselas, vice president, who joined the team in May of 1997 and has been at J.P. Morgan since 1987, and by Elaine B. Young, vice president, who joined the team in January of 1996 and has been at J.P. Morgan since August of 1994. Prior to joining J.P. Morgan, Ms. Young was a municipal bond trader and fixed income portfolio manager at Scudder, Stevens, & Clark, Inc.


--------------------------------------------------------------------------------

INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses shown are deducted from fund assets prior to performance calculations.

Footnotes for this section are shown on next page.


ANNUAL FUND OPERATING EXPENSES(1) (%)
--------------------------------------------------------------------------------
Management fees (actual)                                               0.30

Marketing (12b-1) fees                                                 none

Other expenses                                                         0.34
--------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES                                               0.64
--------------------------------------------------------------------------------

EXPENSE EXAMPLE
--------------------------------------------------------------------------------
The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.

--------------------------------------------------------------------------------

                                           1 yr.    3 yrs.    5 yrs.     10 yrs.
YOUR COST($)                                 7        20        36         80
--------------------------------------------------------------------------------


12   J.P. MORGAN TAX EXEMPT BOND FUND

--------------------------------------------------------------------------------


PERFORMANCE (UNAUDITED)
AVERAGE ANNUAL TOTAL RETURN (%)    Shows performance over time, for periods ended December 31, 1997
----------------------------------------------------------------------------------------------------------
                                                       1 yr.         3 yrs.       5 yrs.(2)     10 yrs.(2)
J.P. MORGAN TAX EXEMPT BOND FUND (after expenses)     7.42           8.04          6.10           7.13
----------------------------------------------------------------------------------------------------------
MUNICIPAL BOND INDEX(3) (no expenses)                 7.80           8.55          6.61           7.57
----------------------------------------------------------------------------------------------------------


YEAR-BY-YEAR TOTAL RETURN (%)     Shows changes in returns by calendar year
-----------------------------------------------------------------------------------------------------------------------------
                               1988      1989      1990      1991      1992      1993      1994      1995      1996      1997
20%                            7.38      8.25      6.87     10.92      7.47      9.58     (2.70)    13.40      3.54      7.42

10%                            5.80      9.62      7.48     11.66      8.25     10.71     (2.74)    13.80      4.27      7.80

0%
-----------------------------------------------------------------------------------------------------------------------------
(10%)


/X/  J.P. MORGAN TAX EXEMPT BOND FUND   / /  Municipal Bond Index(3)


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

PER-SHARE DATA                 For fiscal years ended August 31
-----------------------------------------------------------------------------------------------------------------------------
                               1988      1989      1990      1991      1992      1993      1994      1995      1996      1997
NET ASSET VALUE,
BEGINNING OF YEAR ($)         10.84     10.72     10.85     10.75     11.19     11.60     12.04     11.45     11.73     11.63
-----------------------------------------------------------------------------------------------------------------------------
Income from investment
operations:
  Net investment income ($)    0.71      0.71      0.70      0.68      0.62      0.55      0.51      0.55      0.55      0.55
  Net realized and
  unrealized gain (loss)
  on investment ($)           (0.12)     0.13     (0.10)     0.44      0.41      0.56     (0.35)     0.29     (0.08)     0.24
-----------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
OPERATIONS ($)                 0.59      0.84      0.60      1.12      1.03      1.11      0.16      0.84      0.47     0.79
-----------------------------------------------------------------------------------------------------------------------------
Distributions to
shareholders from:
  Net investment income ($)   (0.71)    (0.71)    (0.70)    (0.68)    (0.62)    (0.55)    (0.51)    (0.55)    (0.55)    (0.55)
  Net realized gain ($)          --        --        --        --        --     (0.12)    (0.24)    (0.01)    (0.02)    (0.02)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ($)       (0.71)    (0.71)    (0.70)    (0.68)    (0.62)    (0.67)    (0.75)    (0.56)    (0.57)    (0.57)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
END OF YEAR ($)               10.72     10.85     10.75     11.19     11.60     12.04     11.45     11.73     11.63     11.85
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%)               5.64      8.11      5.65     10.67      9.47      9.88      1.35      7.63      4.01      6.95
-----------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
($  thousands)              118,066   113,638   151,755   239,709   360,343   485,013   392,460   352,005   369,987   401,007
-----------------------------------------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS:
EXPENSES (%)                   0.80      0.80      0.79      0.78      0.77      0.74      0.71      0.71      0.64      0.64
-----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (%)      6.62      6.62      6.43      6.12      5.45      4.64      4.39      4.87      4.67      4.67
-----------------------------------------------------------------------------------------------------------------------------
DECREASE REFLECTED IN
EXPENSE RATIO DUE TO
EXPENSE REIMBURSEMENT (%)      0.08      0.06      0.04      0.02      0.01      0.01        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER (%)           20        10         7        16        20        41(4)     --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------


The Financial Highlights above have been audited by Price Waterhouse LLP, the fund's independent accountants.


(1) The fund has a master/feeder structure as described on page 21. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year, expressed as a percentage of the fund's average net assets.

(2) Returns for the period 12/31/87 through 7/31/93 reflect performance of the Pierpont Tax Exempt Bond Fund, the predecessor of the fund.

(3) The Municipal Bond Index is composed of the Lehman Brothers Quality Intermediate Municipal Bond Index, consisting of general obligation and revenue bonds rated A or better with maturities of 2-12 years, from 12/31/87 through 4/30/97, and the Lehman Brothers 1-16 year Municipal Bond Index, consisting of general obligation and revenue bonds with maturities of 1-16 years, from 5/1/97 forward. Both are unmanaged indices that measure municipal bond market performance.

(4) 1993 Portfolio turnover reflects the period 9/1/92 to 7/11/93 and has not been annualized. On 7/11/93, the fund's predecessor contributed all of its investable assets to The Tax Exempt Bond Portfolio.


                                         J.P. MORGAN TAX EXEMPT BOND FUND     13

J.P. MORGAN NEW YORK TOTAL
RETURN BOND FUND                                            TICKER SYMBOL: PPNYX
--------------------------------------------------------------------------------
                                    REGISTRANT: J.P. MORGAN FUNDS
                                   (J.P. MORGAN NEW YORK TOTAL RETURN BOND FUND)

[LOGO]
GOAL

The fund's goal is to provide high after-tax total return for New York residents consistent with moderate risk of capital.


[LOGO]
INVESTMENT APPROACH

The fund invests primarily in New York municipal securities whose income is free from federal, state, and New York City personal income taxes for New York residents. Because the fund's goal is high after-tax total return rather than high tax-exempt income, the fund may invest to a limited extent in securities of other states or territories. To the extent that the fund invests in municipal securities of other states, the income from such securities would be free from federal personal income taxes for New York residents but would be subject to New York state and New York City personal income taxes. For non-New York residents, the income from New York municipal securities is free from federal personal income taxes only. The fund may also invest in taxable securities. The fund's securities may be of any maturity, but under normal market conditions the fund's duration will generally range between three and seven years, similar to that of the Lehman Brothers 1-16 Year Municipal Bond Index. At least 90% of assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) or are the unrated equivalent. No more than 10% of assets may be invested in securities as low as B.


[LOGO]
POTENTIAL RISKS AND REWARDS

The fund's share price and total return will vary in response to changes in interest rates. How well the fund's performance compares to that of similar fixed income funds will depend on the success of the investment process, which is described on page 2. Because most of the fund's investments will typically be from issuers in the State of New York, its performance will be affected by the fiscal and economic health of that state and its municipalities. The fund may invest more than 5% of assets in a single issuer, which could further concentrate its risks. To the extent that the fund seeks higher returns by investing in non-investment-grade bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial condition. A portion of the fund's returns may be subject to federal, state, or local tax, or the alternative minimum tax.

The fund's investments and their main risks, as well as fund strategies, are described in more detail on pages 22-25.


POTENTIAL RISK AND RETURN

[CHART]

                                 Return (after taxes)

Emerging Markets Debt Fund

Global Strategic Income Fund

NEW YORK TOTAL RETURN BOND FUND*

California Bond Fund*

Tax Exempt Bond Fund*

Bond Fund

Short Term Bond Fund

                                         Risk

The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.

* Based on tax-equivalent returns for an investor in the highest income tax bracket.


PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages over $250 billion, including more than $8 billion using the same strategy as this fund.

The portfolio management team is led by Robert W. Meiselas, vice president, who has been at J.P. Morgan since 1987, and by Elaine B. Young, vice president, who joined J.P. Morgan from Scudder, Stevens & Clark, Inc. in 1994 where she was a municipal bond trader and fixed income portfolio manager. Both have been on the team since June of 1997.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses shown are deducted from fund assets prior to performance calculations.

Footnotes for this section are shown on next page.



ANNUAL FUND OPERATING EXPENSES(1) (%)
--------------------------------------------------------------------------------
Management fees (actual)                                               0.30

Marketing (12b-1) fees                                                 none

Other expenses(2)
(after reimbursement)                                                  0.40
--------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES(2)
(AFTER REIMBURSEMENT)                                                  0.70
--------------------------------------------------------------------------------

EXPENSE EXAMPLE
--------------------------------------------------------------------------------
The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.


--------------------------------------------------------------------------------
                                        1 yr.    3 yrs.    5 yrs.   10 yrs.
YOUR COST($)                              7        22        39        87
--------------------------------------------------------------------------------


14   J.P. MORGAN NEW YORK TOTAL RETURN BOND FUND

--------------------------------------------------------------------------------


PERFORMANCE (UNAUDITED)
AVERAGE ANNUAL TOTAL RETURN (%)    Shows performance over time, for periods ended December 31, 1997
-------------------------------------------------------------------------------------------------------------
                                                           1 yr.             3 yrs.         Since inception(3)
J.P. MORGAN NEW YORK TOTAL RETURN BOND FUND
(after expenses)                                           7.41                8.07                6.62
-------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND INDEX(4) (no expenses)                      8.16                9.19                7.55
-------------------------------------------------------------------------------------------------------------


YEAR-BY-YEAR TOTAL RETURN (%)           Shows changes in returns by calendar year
-------------------------------------------------------------------------------------------------------------
                                                          1995                1996                1997
20%                                                       13.03                3.96                7.41

10%                                                       14.69                4.93                8.16

0%
-------------------------------------------------------------------------------------------------------------

(10%)

/X/  J.P. MORGAN NEW YORK TOTAL RETURN BOND FUND
/ /  Municipal Bond Index(4)


--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS



PER-SHARE DATA          For fiscal periods ended
---------------------------------------------------------------------------------------------------------
                                                   3/31/95(3)       3/31/96        3/31/97        9/30/97
                                                                                               (unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD ($)               10.00          10.11          10.34          10.28
---------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ($)                             0.40           0.46           0.46           0.23
  Net realized and unrealized gain (loss)
  on investment ($)                                     0.11           0.26          (0.03)          0.34
---------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS ($)                    0.51           0.72           0.43           0.57
---------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income ($)                            (0.40)         (0.46)         (0.46)         (0.23)
  Net realized gain ($)                                   --          (0.03)         (0.03)            --
---------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ($)                                (0.40)         (0.49)         (0.49)         (0.23)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ($)                     10.11          10.34          10.28          10.62
---------------------------------------------------------------------------------------------------------
TOTAL RETURN (%)                                        5.26(5)        7.16           4.19           5.61(5)
---------------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD ($  thousands)              38,137         50,523         56,198         67,491
---------------------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS:
EXPENSES (%)                                            0.75(6)        0.75           0.75           0.72(6)
---------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (%)                               4.31(6)        4.43           4.44           4.41(6)
---------------------------------------------------------------------------------------------------------
DECREASE REFLECTED IN EXPENSE RATIO DUE TO
EXPENSE REIMBURSEMENT (%)                               0.22(6)        0.04           0.06           0.01(6)
---------------------------------------------------------------------------------------------------------


The Financial Highlights above, except for the six months ended 9/30/97, have been audited by Price Waterhouse LLP, the fund's independent accountants.


(1) The fund has a master/feeder structure as described on page 21. This table shows the fund's expenses and its share of master portfolio expenses for the current fiscal year, expressed as a percentage of the fund's average net assets and reflecting reimbursement for ordinary expenses over 0.70%.

(2) Without reimbursement, other expenses and total operating expenses for the fiscal year ended 3/31/97 would have been 0.51% and 0.81%, respectively. There is no guarantee that reimbursement will continue beyond 7/31/98.

(3) The fund commenced operations on 4/11/94. Except in the Financial Highlights, returns reflect performance of the fund from 4/30/94.

(4) The Municipal Bond Index is composed of The Lehman Brothers New York 1-15 Year Municipal Bond Index, consisting of New York general obligation and revenue bonds with maturities of 1-15 years, from 4/11/94 through 4/30/97, and the Lehman Brothers 1-16 Year Municipal Bond Index, consisting of general obligation and revenue bonds with maturities of 1-16 years, from 5/1/97 forward. Both are unmanaged indices that measure municipal bond market performance.

(5)  Not annualized.

(6)  Annualized.


                              J.P. MORGAN NEW YORK TOTAL RETURN BOND FUND     15

J.P. MORGAN CALIFORNIA BOND FUND
--------------------------------------------------------------------------------
                                REGISTRANT: J.P. MORGAN SERIES TRUST
                               (J.P. MORGAN CALIFORNIA BOND FUND: SELECT SHARES)

[LOGO]
GOAL

The fund's goal is to provide high after-tax total return for California residents consistent with moderate risk of capital.


[LOGO]
INVESTMENT APPROACH

The fund invests primarily in California municipal securities whose income is free from federal and state personal income taxes for California residents. Because the fund's goal is high after-tax total return rather than high tax-exempt income, the fund may invest to a limited extent in securities of other states or territories. To the extent that the fund invests in municipal securities of other states, the income from such securities would be free from federal personal income taxes for California residents but would be subject to California state personal income taxes. For non-California residents, the income from California municipal securities is free from federal personal income taxes only. The fund may also invest in taxable securities. The fund's securities may be of any maturity, but under normal market conditions the fund's duration will generally range between three and ten years, similar to that of the Lehman Brothers 1-16 Year Municipal Bond Index. At least 90% of assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) or are the unrated equivalent. No more than 10% of assets may be invested in securities as low as B.


[LOGO]
POTENTIAL RISKS AND REWARDS

The fund's share price and total return will vary in response to changes in interest rates. How well the fund's performance compares to that of similar fixed income funds will depend on the success of the investment process, which is described on page 2. Because most of the fund's investments will typically be from issuers in the State of California, its performance will be affected by the fiscal and economic health of that state and its municipalities. The fund may invest more than 5% of assets in a single issuer, which could further concentrate its risks. To the extent that the fund seeks higher returns by investing in non-investment-grade bonds, it takes on additional risks, because these bonds are more sensitive to economic news and their issuers are in less secure financial condition. A portion of the fund's returns may be subject to federal, state, or local tax, or the alternative minimum tax.

The fund's investments and their main risks, as well as fund strategies, are described in more detail on pages 22-25.


POTENTIAL RISK AND RETURN

[CHART]



                                 Return (after taxes)

Emerging Markets Debt Fund

Global Strategic Income Fund

New York Total Return Bond Fund*

CALIFORNIA BOND FUND*

Tax Exempt Bond Fund*

Bond Fund

Short Term Bond Fund

                                         Risk

The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.

* Based on tax-equivalent returns for an investor in the highest income tax bracket.


PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages over $250 billion, including more than $8 billion using the same strategy as this fund.

The portfolio management team is led by Robert W. Meiselas, vice president, who has been at J.P. Morgan since 1987, and by Elaine B. Young, vice president, who joined J.P. Morgan from Scudder, Stevens & Clark, Inc. in 1994 where she was a municipal bond trader and fixed income portfolio manager. Both have been on the team since June of 1997.


--------------------------------------------------------------------------------
INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses shown are deducted from fund assets prior to performance calculations.

Footnotes for this section are shown on next page.


ANNUAL FUND OPERATING EXPENSES(1) (%)
--------------------------------------------------------------------------------
Management fees (actual)                                               0.30

Marketing (12b-1) fees                                                 none

Other expenses(2)
(after reimbursement)                                                  0.35
--------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES(2)
(AFTER REIMBURSEMENT)                                                  0.65
--------------------------------------------------------------------------------

EXPENSE EXAMPLE
--------------------------------------------------------------------------------
The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.

--------------------------------------------------------------------------------
                                            1 yr.    3 yrs.    5 yrs.   10 yrs.
YOUR COST($)                                  7        21        36       81
--------------------------------------------------------------------------------


16   J.P. MORGAN CALIFORNIA BOND FUND

--------------------------------------------------------------------------------


PERFORMANCE (UNAUDITED)
AVERAGE ANNUAL TOTAL RETURN (%)    Shows performance over time, for period ended
December 31, 1997
--------------------------------------------------------------------------------
                                                             SINCE INCEPTION(3)
J.P. MORGAN CALIFORNIA BOND FUND (after expenses)                    7.62
--------------------------------------------------------------------------------
LEHMAN BROTHERS 1-16 YEAR MUNICIPAL BOND INDEX(4)
(no expenses)                                                        7.96
--------------------------------------------------------------------------------


TOTAL RETURN (%)    Shows changes in returns by calendar year
--------------------------------------------------------------------------------
                                                                    1997(3)
10%                                                                  7.62

5%                                                                   7.96

0%
--------------------------------------------------------------------------------
(5%)


/X/  J.P. MORGAN CALIFORNIA BOND FUND
/ /  Lehman Brothers 1-16 Year Municipal Bond Index(4)


--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


PER-SHARE DATA          For fiscal periods ended
------------------------------------------------------------------------------------------
                                                                  4/30/97(3)      10/31/97
                                                                                (unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD ($)                              10.00          10.04
------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ($)                                            0.01           0.20
  Net realized and unrealized gain (loss)
  on investment ($)                                                    0.04           0.33
------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS ($)                                   0.05           0.53
------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income ($)                                           (0.01)         (0.20)
NET ASSET VALUE, END OF PERIOD ($)                                    10.04          10.37
------------------------------------------------------------------------------------------
TOTAL RETURN (%)                                                       0.51(5)        5.34(5)
------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD ($  thousands)                                302          2,726
------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS:
EXPENSES (%)                                                           0.62(6)        0.65(6)
------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (%)                                              4.52(6)        3.94(6)
------------------------------------------------------------------------------------------
DECREASE REFLECTED IN EXPENSE RATIO DUE TO
EXPENSE REIMBURSEMENT (%)                                              0.55(6)        0.32(6)
------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER (%)                                                   40             15
------------------------------------------------------------------------------------------


The Financial Highlights above, except for the six months ended 10/31/97, have been audited by Price Waterhouse LLP, the fund's independent accountants.


(1) This table shows expenses for the fiscal period ended 4/30/97, expressed as a percentage of average net assets and reflecting reimbursement of ordinary expenses over 0.65%.

(2) Without reimbursement, other expenses and total operating expenses for the fiscal period ended 4/30/97 would have been 0.87% and 1.17%, respectively, on an annualized basis. There is no guarantee that reimbursement will continue beyond 8/31/98.

(3) The fund commenced operations on 4/21/97. Except in the Financial Highlights, returns reflect performance of J.P. Morgan California Bond
     Fund: Institutional Shares (a separate class of shares) from 12/31/96 through 4/30/97. Performance during this period reflects operating expenses which are 0.20% of net assets lower than those of the fund. Accordingly, performance returns for the fund would have been lower if an investment had been made in the fund during the same time period.

(4) The Lehman Brothers 1-16 Year Municipal Bond Index, consisting of general obligation and revenue bonds with maturities of 1-16 years, is an unmanaged index that measures municipal bond market performance.

(5)  Not annualized.

(6)  Annualized.


                                         J.P. MORGAN CALIFORNIA BOND FUND     17

YOUR INVESTMENT
--------------------------------------------------------------------------------

For your convenience, the J.P. Morgan Funds offer several ways to start and add to fund investments.


INVESTING THROUGH A FINANCIAL PROFESSIONAL

If you work with a financial professional, either at J.P. Morgan or elsewhere, he or she is prepared to handle your planning and transaction needs. Your financial professional will be able to assist you in establishing your fund account, executing transactions, and monitoring your investment. If your fund investment is not held in the name of your financial professional and you prefer to place a transaction order yourself, please use the instructions for investing directly.


INVESTING THROUGH AN EMPLOYER-SPONSORED RETIREMENT PLAN

Your fund investments are handled through your plan. Refer to your plan materials or contact your benefits office for information on buying, selling, or exchanging fund shares.


INVESTING THROUGH AN IRA OR ROLLOVER IRA

Please contact a J.P. Morgan Retirement Services Specialist at 1-888-576-4472 for information on J.P. Morgan's comprehensive IRA services, including lower minimum investments.


INVESTING DIRECTLY

Investors may establish accounts without the help of an intermediary by using the instructions below and at right:

- Choose a fund (or funds) and determine the amount you are investing. The minimum amount for initial investments in a fund is $2,500 and for additional investments $500, although these minimums may be less for some investors. For more information on minimum investments, call
     1-800-521-5411.

- Complete the application, indicating how much of your investment you want to allocate to which fund(s). Please apply now for any account privileges you may want to use in the future, in order to avoid the delays associated with adding them later on.

-    Mail in your application, making your initial investment as shown at right.

For answers to any questions, please speak with a J.P. Morgan Funds Services Representative at 1-800-521-5411.


OPENING YOUR ACCOUNT

     BY WIRE

-    Mail your completed application to the Shareholder Services Agent.

- Call the Shareholder Services Agent to obtain an account number and to place a purchase order. FUNDS THAT ARE WIRED WITHOUT A PURCHASE ORDER WILL BE RETURNED UNINVESTED.

- After placing your purchase order, instruct your bank to wire the amount of your investment to:

     State Street Bank & Trust Company
     ROUTING NUMBER: 011-000-028
     CREDIT: J.P. Morgan Funds
     ACCOUNT NUMBER: 9904-226-9
     FFC: your account number, name of registered owner(s) and fund name

     BY CHECK

-    Make out a check for the investment amount payable to J.P. Morgan Funds.

-    Mail the check with your completed application to the Transfer Agent.

     BY EXCHANGE

-    Call the Shareholder Services Agent to effect an exchange.


ADDING TO YOUR ACCOUNT

     BY WIRE

- Call the Shareholder Services Agent to place a purchase order. FUNDS THAT ARE WIRED WITHOUT A PURCHASE ORDER WILL BE RETURNED UNINVESTED.

- Once you have placed your purchase order, instruct your bank to wire the amount of your investment as described above.

     BY CHECK

-    Make out a check for the investment amount payable to J.P. Morgan Funds.


- Mail the check with a completed investment slip to the Transfer Agent. If you do not have an investment slip, attach a note indicating your account number and how much you wish to invest in which fund(s).

     BY EXCHANGE

-    Call the Shareholder Services Agent to effect an exchange.


18   YOUR INVESTMENT

--------------------------------------------------------------------------------

SELLING SHARES

     BY PHONE -- WIRE PAYMENT

- Call the Shareholder Services Agent to verify that the wire redemption privilege is in place on your account. If it is not, a representative can help you add it.

- Place your wire request. If you are transferring money to a non-Morgan account, you will need to provide the representative with the personal identification number (PIN) that was provided to you when you opened your fund account.

     BY PHONE -- CHECK PAYMENT

- Call the Shareholder Services Agent and place your request. Once your request has been verified, a check for the net amount, payable to the registered owner(s), will be mailed to the address of record. For checks payable to any other party or mailed to any other address, please make your request in writing (see below).

     IN WRITING

- Write a letter of instruction that includes the following information: The name of the registered owner(s) of the account; the account number; the fund name; the amount you want to sell; and the recipient's name and address or wire information, if different from those of the account registration.

-    Indicate whether you want the proceeds sent by check or by wire.

- Make sure the letter is signed by an authorized party. The Shareholder Services Agent may require additional information, such as a signature guarantee.

-    Mail the letter to the Shareholder Services Agent.

     BY EXCHANGE

-    Call the Shareholder Services Agent to effect an exchange.


ACCOUNT AND TRANSACTION POLICIES

TELEPHONE ORDERS The funds accept telephone orders from all shareholders. To guard against fraud, the funds require shareholders to use a PIN, and may record telephone orders or take other reasonable precautions. However, if a fund does take such steps to ensure the authenticity of an order, you may bear any loss if the order later proves fraudulent.

EXCHANGES You may exchange shares in these funds for shares in any other J.P. Morgan or J.P. Morgan Institutional mutual fund at no charge (subject to the securities laws of your state). When making exchanges, it is important to observe any applicable minimums. Keep in mind that for tax purposes an exchange is considered a sale.

A fund may alter, limit, or suspend its exchange policy at any time.

BUSINESS HOURS AND NAV CALCULATIONS The funds' regular business days and hours are the same as those of the New York Stock Exchange (NYSE). Each fund calculates its net asset value per share (NAV) every business day as of the close of trading on the NYSE (normally 4:00 p.m. eastern time).

TIMING OF ORDERS Orders to buy or sell shares are executed at the next NAV calculated after the order has been accepted. Orders are accepted until the close of trading on the NYSE every business day and are executed the same day, at that day's NAV. A fund has the right to suspend redemption of shares and to postpone payment of proceeds for up to seven days or as permitted by law.


--------------------------------------------------------------------------------

TRANSFER AGENT                               SHAREHOLDER SERVICES AGENT
STATE STREET BANK AND TRUST COMPANY          J.P. MORGAN FUNDS SERVICES
P.O. Box 8411                                522 Fifth Avenue
Boston, MA 02266-8411                        New York, NY 10036
Attention: J.P. Morgan Funds Services        1-800-521-5411

                                             Representatives are available 8:00
                                             a.m. to 5:00 p.m. eastern time on
                                             fund business days.


                                                          YOUR INVESTMENT     19

--------------------------------------------------------------------------------

TIMING OF SETTLEMENTS When you buy shares, you will become the owner of record when a fund receives your payment, generally the day following execution. When you sell shares, proceeds are generally available the day following execution and will be forwarded according to your instructions.

When you sell shares that you recently purchased by check, your order will be executed at the next NAV but the proceeds will not be available until your check clears. This may take up to 15 days.

STATEMENTS AND REPORTS The funds send monthly account statements as well as confirmations after each purchase or sale of shares (except reinvestments). Every six months each fund sends out an annual or semi-annual report, containing information on its holdings and a discussion of recent and anticipated market conditions and fund performance.

ACCOUNTS WITH BELOW-MINIMUM BALANCES If your account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), each fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 60 days after notification, a fund may close out your account and send the proceeds to the address of record.


DIVIDENDS AND DISTRIBUTIONS

Income dividends are typically declared daily and paid monthly. If an investor's shares are redeemed during the month, accrued but unpaid dividends are paid with the redemption proceeds. Shares of a fund earn dividends on the business day the purchase is effective, but not on the business day the redemption is effective. Each fund distributes capital gains, if any, once a year. However, a fund may make more or fewer payments in a given year, depending on its investment results and its tax compliance situation. Each fund's dividends and distributions consist of most or all of its net investment income and net realized capital gains.

Dividends and distributions are reinvested in additional fund shares. Alternatively, you may instruct your financial professional or J.P. Morgan Funds Services to have them sent to you by check, credited to a separate account, or invested in another J.P. Morgan Fund.


TAX CONSIDERATIONS

In general, selling shares, exchanging shares, and receiving distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities:

--------------------------------------------------------------------------------
TRANSACTION                             TAX STATUS

Income dividends from the               Exempt from federal, state,
New York Total Return Bond              and New York City personal
Fund                                    income taxes for New York
                                        residents only

Income dividends from the               Exempt from federal and state
California Bond Fund                    personal income taxes for
                                        California residents only

Income dividends from the               Exempt from federal personal
Tax Exempt Bond Fund                    income taxes

Income dividends from                   Ordinary income
all other funds

Short-term capital gains                Ordinary income
distributions

Long-term capital gains                 Capital gains
distributions

Sales or exchanges of                   Capital gains or
shares owned for more                   losses
than one year

Sales or exchanges of                   Gains are treated as ordinary
shares owned for one year               income; losses are subject
or less                                 to special rules


Because long-term capital gains distributions are taxable as capital gains regardless of how long you have owned your shares, you may want to avoid making a substantial investment when a fund is about to declare a long-term capital gains distribution.

Every January, each fund issues tax information on its distributions for the previous year.

Any investor for whom a fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

Because each investor's tax circumstances are unique, please consult your tax professional about your fund investment.


20   YOUR INVESTMENT

FUND DETAILS
--------------------------------------------------------------------------------

BUSINESS STRUCTURE

As noted earlier, each fund (except the California Bond Fund) is a "feeder" fund that invests in a master portfolio. (Except where indicated, this prospectus uses the term "the fund" to mean the feeder fund and its master portfolio taken together.)

Each master portfolio accepts investments from other feeder funds, and all the feeders of a given master portfolio bear the portfolio's expenses in proportion to their assets. However, each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder could offer access to the same master portfolio on more attractive terms, or could experience better performance, than another feeder. Information about other feeders is available by calling 1-800-521-5411. Generally, when a master portfolio seeks a vote, each of its feeder funds will hold a shareholder meeting and cast its vote proportionately, as instructed by its shareholders. Fund shareholders (except California Bond Fund shareholders) are entitled to one vote per fund share. California Bond Fund shareholders are entitled to one full or fractional vote for each dollar or fraction of a dollar invested.

Each feeder fund and its master portfolio expect to maintain consistent goals, but if they do not, the feeder fund will withdraw from the master portfolio, receiving its assets either in cash or securities. Each feeder fund's trustees would then consider whether it should hire its own investment adviser, invest in a different master portfolio, or take other action.

The California Bond Fund is a series of J.P. Morgan Series Trust, a Massachusetts business trust. The California Bond Fund is one of three series of shares currently offered by the trust. Information about other series or classes is available by calling 1-800-521-5411. In the future, the trustees could create other series or share classes, which would have different expenses.


MANAGEMENT AND ADMINISTRATION

The feeder funds described in this prospectus, their corresponding master portfolios, and J.P. Morgan Series Trust are all governed by the same trustees. The trustees are responsible for overseeing all business activities. The trustees are assisted by Pierpont Group, Inc., which they own and operate on a cost basis; costs are shared by all funds governed by these trustees. Funds Distributor, Inc., as co-administrator, along with J.P. Morgan, provides fund officers. J.P. Morgan, as co-administrator, oversees each fund's other service providers.

J.P. Morgan, subject to the expense reimbursements described earlier in this prospectus, receives the following fees for investment advisory and other services:


ADVISORY SERVICES                           Percentage of the master
                                            portfolio's average net assets
Short Term Bond                                           0.25%
Bond                                                      0.30%
Global Strategic Income                                   0.45%
Emerging Markets Debt                                     0.70%
Tax Exempt Bond                                           0.30%
New York Total Return Bond                                0.30%


ADMINISTRATIVE SERVICES                     Master portfolio's and fund's pro-
(fee shared with Funds                      rata portions of 0.09% of the
Distributor, Inc.)                          first $7 billion in J.P. Morgan-
                                            advised portfolios, plus 0.04% of
                                            average net assets over $7 billion

SHAREHOLDER SERVICES                        Percentage of the fund's average
                                            net assets

Short Term Bond                                           0.20%
Bond                                                      0.20%
Global Strategic Income                                   0.25%
Emerging Markets Debt                                     0.25%
Tax Exempt Bond                                           0.20%
New York Total Return Bond                                0.20%

The California Bond Fund, subject to the expense reimbursements described earlier in this prospectus, pays J.P. Morgan the following fees for investment advisory and other services:

ADVISORY SERVICES                           0.30% of the fund's average
                                            net assets

ADMINISTRATIVE SERVICES                     Fund's pro-rata portion of
(fee shared with Funds                      0.09% of the first $7 billion
Distributor, Inc.)                          in J.P. Morgan-advised portfolios,
                                            plus 0.04% of average net
                                            assets over $7 billion

SHAREHOLDER SERVICES                        0.25% of the fund's average
                                            net assets


J.P. Morgan may pay fees to certain firms and professionals for providing recordkeeping or other services in connection with investments in a fund.


                                                             FUND DETAILS     21

--------------------------------------------------------------------------------

RISK AND REWARD ELEMENTS

This table discusses the main elements that make up each fund's overall risk and reward characteristics (described on pages 4-17). It also outlines each fund's policies toward various securities, including those that are designed to help certain funds manage risk.




-----------------------------------------------------------------------------------------------------------------------------------
POTENTIAL RISKS                           POTENTIAL REWARDS                       POLICIES TO BALANCE RISK AND REWARD
-----------------------------------------------------------------------------------------------------------------------------------
MARKET CONDITIONS

-    Each fund's share price, yield,      -    Bonds have generally outperformed  -    Under normal circumstances the funds plan
     and total return will fluctuate           money market investments over the       to remain fully invested in bonds and other
     in response to bond market                long term, with less risk than          fixed income securities as noted in the
     movements                                 stocks                                  table on pages 24-25

-    The value of most bonds will         -    Most bonds will rise in value      -    The funds seek to limit risk and enhance
     fall when interest rates rise;            when interest rates fall                total return or yields through careful
     the longer a bond's maturity                                                      management, sector allocation, individual
     and the lower its credit quality,    -    Mortgage-backed and asset-backed        securities selection, and duration
     the more its value typically falls        securities can offer attractive         management
                                               returns
-    Mortgage-backed and asset-backed                                             -    During severe market downturns, the funds
     securities (securities representing                                               have the option of investing up to 100% of
     an interest in, or secured by, a                                                  assets in investment-grade short-term
     pool of mortgages or other assets                                                 securities
     such as receivables) could generate
     capital losses or periods of low                                             -    J.P. Morgan monitors interest rate trends,
     yields if they are paid off                                                       as well as geographic and demographic
     substantially earlier or later than                                               information related to mortgage-backed
     anticipated                                                                       securities and mortgage prepayments; the
                                                                                       Tax Exempt Bond Fund is not permitted to
                                                                                       invest in asset-backed or mortgage-backed
                                                                                       securities; the New York Total Return Bond
                                                                                       and California Bond funds are not permitted
                                                                                       to invest in mortgage-backed securities

MANAGEMENT CHOICES

-    A fund could underperform its        -    A fund could outperform its        -    J.P. Morgan focuses its active management
     benchmark due to its sector,              benchmark due to these same             on those areas where it believes its
     securities or duration choices            choices                                 commitment to research can most enhance
                                                                                       returns and manage risks in a consistent way

CREDIT QUALITY

-    The default of an issuer would       -    Investment-grade bonds have a      -    Each fund maintains its own policies for
     leave a fund with unpaid interest         lower risk of default                   balancing credit quality against potential
     or principal                                                                      yields and gains in light of its investment
                                          -    Junk bonds offer higher yields          goals
-    Junk bonds (those rated BB/Ba or          and higher potential gains
     lower) have a higher risk of                                                 -    J.P. Morgan develops its own ratings of
     default, tend to be less liquid,                                                  unrated securities and makes a credit
     and may be more difficult to value                                                quality determination for unrated securities

FOREIGN INVESTMENTS

-    A fund could lose money because of   -    Foreign bonds, which represent     -    Foreign bonds are a primary investment only
     foreign government actions,               a major portion of the world's          for the Global Strategic Income and Emerging
     political instability, or lack of         fixed income securities, offer          Markets Debt funds and may be a significant
     adequate and accurate information         attractive potential performance        investment for the Short Term Bond and Bond
                                               and opportunities for                   funds; the Tax Exempt Bond, New York Total
-    Currency exchange rate movements          diversification                         Return Bond and California Bond funds are
     could reduce gains or create losses                                               not permitted to invest any assets in
                                          -    Favorable exchange rate                 foreign bonds
-    Currency and investment risks tend        movements could generate gains
     to be higher in emerging markets          or reduce losses                   -    To the extent that a fund invests in foreign
                                                                                       bonds, it may manage the currency exposure
                                          -    Emerging markets can offer              of its foreign investments relative to its
                                               higher returns                          benchmark, and may hedge back into the U.S.
                                                                                       dollar from time to time (see also
                                                                                       "Derivatives")


22   FUND DETAILS


-----------------------------------------------------------------------------------------------------------------------------------
POTENTIAL RISKS                           POTENTIAL REWARDS                       POLICIES TO BALANCE RISK AND REWARD
-----------------------------------------------------------------------------------------------------------------------------------
DERIVATIVES

-    Derivatives such as futures,         -    Hedges that correlate well with    -    The funds use derivatives for hedging
     options, and foreign currency             underlying positions can reduce         and for risk management (i.e., to
     forward contracts that are                or eliminate losses at low cost         adjust duration or to establish or
     used for hedging the portfolio                                                    adjust exposure to particular securities,
     or specific securities may not       -    A fund could make money and             markets, or currencies); risk management
     fully offset the underlying               protect against losses if               may include management of a fund's exposure
     positions(1)                              management's analysis proves            relative to its benchmark (risk management
                                               correct                                 techniques that involve derivatives are
-    Derivatives used for risk                                                         not permitted to be used by the Short Term
     management may not have the          -    Derivatives that involve                Bond, Bond and Tax Exempt Bond funds); the
     intended effects and may result           leverage could generate                 Tax Exempt Bond, New York Total Return
     in losses or missed opportunities         substantial gains at low cost           Bond and California Bond funds are
                                                                                       permitted to enter into futures and
-    The counterparty to a derivatives                                                 options transactions, however, these
     contract could default                                                            transactions result in taxable gains or
                                                                                       losses so it is expected that these funds
-    Derivatives that involve leverage                                                 will utilize them infrequently; foreign
     could magnify losses                                                              currency forward contracts are not
                                                                                       permitted to be used by the Tax Exempt
                                                                                       Bond, New York Total Return Bond and
                                                                                       California Bond funds

                                                                                  -    The funds only establish hedges that
                                                                                       they expect will be highly correlated
                                                                                       with underlying positions

                                                                                  -    While the funds may use derivatives
                                                                                       that incidentally involve leverage,
                                                                                       they do not use them for the specific
                                                                                       purpose of leveraging their portfolios

ILLIQUID HOLDINGS

-    A fund could have difficulty         -    These holdings may offer more      -    No fund may invest more than 15% of net
     valuing these holdings precisely          attractive yields or potential          assets in illiquid holdings
                                               growth than comparable widely
-    A fund could be unable to sell            traded securities                  -    To maintain adequate liquidity to meet
     these holdings at the time or                                                     redemptions, each fund may hold
     price desired                                                                     investment-grade short-term securities
                                                                                       (including repurchase agreements) and,
                                                                                       for temporary or extraordinary purposes,
                                                                                       may borrow from banks up to 33 1/3%
                                                                                       (with respect to the Global Strategic
                                                                                       Income, Emerging Markets Debt, New York
                                                                                       Total Return Bond and California Bond
                                                                                       funds), 30% (with respect to the Short
                                                                                       Term Bond and Bond funds) or 10% (with
                                                                                       respect to the Tax Exempt Bond Fund) of
                                                                                       the value of its assets

WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES

-    When a fund buys securities          -    A fund can take advantage of       -    Each fund uses segregated accounts to
     before issue or for delayed               attractive transaction                  offset leverage risk
     delivery, it could be exposed             opportunities
     to leverage risk if it does
     not use segregated accounts

SHORT-TERM TRADING

-    Increased trading would raise a      -    A fund could realize gains         -    The expected turnover rate for each
     fund's transaction costs                  in a short period of time               fund is as follows:

-    Increased short-term capital         -    A fund could protect against            -    Tax Exempt Bond                50%
     gains distributions would raise           losses if a bond is overvalued          -    New York Total Return Bond,
     shareholders' income tax liability        and its value later falls                    California Bond                75%
                                                                                       -    Short Term Bond, Bond,
                                                                                            Global Strategic Income       300%
                                                                                       -    Emerging Markets Debt         350%

                                                                                  -    The funds generally avoid short-term
                                                                                       trading, except to take advantage of
                                                                                       attractive or unexpected opportunities
                                                                                       or to meet demands generated by
                                                                                       shareholder activity


(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on the value of a securities index. An option is the right to buy or sell securities that is granted in exchange for an agreed-upon sum. A foreign currency forward contract is an obligation to buy or sell a given currency on a future date and at a set price.


                                                             FUND DETAILS     23

--------------------------------------------------------------------------------

INVESTMENTS
--------------------------------------------------------------------------------
This table discusses the customary types of securities which can be held by each fund. In each case the principal types of risk are listed on the following page (see below for definitions). This table reads across two pages.




--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Bonds or notes backed by unsecured debt, such as credit card receivables; these securities are often guaranteed or over-collateralized to enhance their credit quality.
--------------------------------------------------------------------------------
BANK OBLIGATIONS Negotiable certificates of deposit, time deposits and bankers' acceptances of domestic and foreign issuers.
--------------------------------------------------------------------------------
COMMERCIAL PAPER Unsecured short term debt issued by domestic and foreign banks or corporations. These securities are usually discounted and are rated by S&P or Moody's.
--------------------------------------------------------------------------------
CONVERTIBLE SECURITIES Domestic and foreign debt securities that can be converted into equity securities at a future time and price.
--------------------------------------------------------------------------------
CORPORATE BONDS Debt securities of domestic and foreign industrial, utility, banking, and other financial institutions.
--------------------------------------------------------------------------------
MORTGAGES (DIRECTLY HELD) Domestic debt instrument which gives the lender a lien on property as security for the loan repayment.
--------------------------------------------------------------------------------
MORTGAGE DOLLAR ROLLS The sale of domestic mortgage-backed securities with the commitment to buy back similar securities at a future date and at an agreed upon price. Segregated accounts are used to offset leverage risk.
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES   Domestic and foreign securities backed by pools of
mortgages (such as Ginnie Maes, Fannie Maes and Freddie Macs), including pass through certificates, and other senior classes of collateralized mortgage obligations (CMOs) or stripped mortgage-backed securities.
--------------------------------------------------------------------------------
PARTICIPATION INTERESTS Securities representing an interest in another security or in bank loans.
--------------------------------------------------------------------------------
PRIVATE PLACEMENTS Bonds or other investments that are sold directly to an institutional investor.
--------------------------------------------------------------------------------
REITS AND OTHER REAL-ESTATE RELATED INSTRUMENTS Securities of issuers that invest in real estate or are secured by real estate.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS Agreements between a seller and a buyer whereby the seller agrees to repurchase the securities at an agreed upon price and at a stated time.
--------------------------------------------------------------------------------
SOVEREIGN DEBT, BRADY BONDS, AND DEBT OF SUPRANATIONAL ORGANIZATIONS Dollar- and non-dollar-denominated securities issued to refinance foreign government bank loans and other debt.
--------------------------------------------------------------------------------
SWAPS Contractual agreement whereby a party agrees to exchange periodic payments with a counterparty. Segregated accounts are used to offset leverage risk.
--------------------------------------------------------------------------------
SYNTHETIC VARIABLE RATE INSTRUMENTS Debt instruments whereby the issuer agrees to exchange one security for another in order to change the maturity or quality of a security in the fund.
--------------------------------------------------------------------------------
TAX EXEMPT MUNICIPAL SECURITIES Securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.
--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.
--------------------------------------------------------------------------------
ZERO COUPON, PAY-IN-KIND, AND DEFERRED PAYMENT SECURITIES Domestic and foreign securities offering non-cash or delayed-cash payment. Their prices are typically more volatile than those of some other debt instruments and involve certain special tax considerations.
--------------------------------------------------------------------------------


RISK RELATED TO CERTAIN SECURITIES HELD BY J.P. MORGAN FIXED INCOME FUNDS:

CREDIT RISK The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

CURRENCY RISK The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency-denominated investments, and may widen any losses.

EXTENSION RISK The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

INTEREST RATE RISK The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values.

LEVERAGE RISK The risk the costs associated with a liability are more than the obligation of the fund with regard to the underlying instrument.

LIQUIDITY RISK The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.


24   FUND DETAILS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
/X/  Permitted (and if applicable, percentage limitation)
               percentage of total assets  - BOLD
               percentage of net assets    - ITALIC
/ /  Permitted, but not typically used
--   Not permitted


                                        SHORT                 GLOBAL         EMERGING     TAX         NEW YORK
                                        TERM                  STRATEGIC      MARKETS      EXEMPT      TOTAL           CALIFORNIA
PRINCIPAL TYPES OF RISK                 BOND        BOND      INCOME         DEBT         BOND        RETURN BOND     BOND
--------------------------------------------------------------------------------------------------------------------------------
credit, interest rate, market,
prepayment                              /X/         /X/       /X/            / /          --          / /             / /
--------------------------------------------------------------------------------------------------------------------------------
credit, currency, liquidity,                                                                 Domestic    Domestic        Domestic
political                               /X/(1)      /X/(1)    /X/            /X/          / /Only     / /Only         / /Only
--------------------------------------------------------------------------------------------------------------------------------
credit, currency, interest                                                                /X/Tax      /X/Tax          /X/Tax
rate, liquidity, market,                /X/         /X/       / /            / /             Exempt      Exempt          Exempt
political                                                                                 / /Taxable  / /Taxable      / /Taxable
--------------------------------------------------------------------------------------------------------------------------------
credit, currency, interest rate,
liquidity, market, political,           /X/ 25%     /X/ 25%   / /            /X/          --          --              --
valuation                                   Foreign     Foreign
--------------------------------------------------------------------------------------------------------------------------------
credit, currency, interest
rate, liquidity, market,                /X/ 25%     /X/ 25%   /X/            /X/          --          --              --
political, valuation                        Foreign     Foreign
--------------------------------------------------------------------------------------------------------------------------------
credit, extension, interest
rate, market, natural event,            --          --        /X/            --           --          --              --
prepayment, valuation
--------------------------------------------------------------------------------------------------------------------------------
extension, interest rate,
leverage, liquidity, market,            /X/ 30%     /X/ 30%   /X/ 33 1/3%    --           --          --              --
prepayment
--------------------------------------------------------------------------------------------------------------------------------
credit, currency, extension,
interest rate, leverage, market,        /X/         /X/       /X/            / /          --          --              --
political prepayment
--------------------------------------------------------------------------------------------------------------------------------
credit, currency, extension,
interest rate, liquidity,               /X/         /X/       /X/            /X/          --          --              --
political, prepayment
--------------------------------------------------------------------------------------------------------------------------------
credit, interest rate, liquidity,
market, valuation                       /X/         /X/       /X/            /X/          /X/         /X/             /X/
--------------------------------------------------------------------------------------------------------------------------------
credit, interest rate, liquidity,
market, natural event, prepayment,      /X/         /X/       /X/            --           --          --              --
valuation
--------------------------------------------------------------------------------------------------------------------------------
credit                                  /X/         /X/       /X/            /X/          / /         / /             / /
--------------------------------------------------------------------------------------------------------------------------------
credit, currency, interest rate,
market, political                       /X/         /X/       /X/            /X/          --          --              --
--------------------------------------------------------------------------------------------------------------------------------
credit, currency, interest rate,
leverage, market, political             / /         / /       /X/            /X/          --          --              --
--------------------------------------------------------------------------------------------------------------------------------
credit, interest rate, leverage,
liquidity, market                       --          --        --             --           /X/         /X/             /X/
--------------------------------------------------------------------------------------------------------------------------------
credit, interest rate, market,
natural event, political                / /         / /       --             --           /X/(2)      /X/(2)          /X/(2)
--------------------------------------------------------------------------------------------------------------------------------
interest rate                           /X/         /X/       /X/            /X/          /X/         /X/             /X/
--------------------------------------------------------------------------------------------------------------------------------
credit, currency, interest rate,
liquidity, market, political,           /X/         /X/       /X/            /X/          /X/         /X/             /X/
valuation
--------------------------------------------------------------------------------------------------------------------------------




MARKET RISK The risk that the market value of an investment may move up or down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector of the bond market or the market as a whole. Common to all investments and the mutual funds that invest in them.

NATURAL EVENT RISK The risk of losses attributable to natural disasters, crop failures and similar events.

POLITICAL RISK The risk of losses attributable to government or political actions, from changes in tax or trade statutes to governmental collapse and war.

PREPAYMENT RISK The risk that unanticipated prepayments may occur, reducing the value asset-backed, mortgages, mortgage-related securities, and participation interests.

VALUATION RISK The risk that a fund has valued certain of its securities at a higher price than it can sell them for.




(1) For each of the Short Term Bond and Bond funds, all foreign securities in the aggregate may not exceed 25% of such fund's assets.

(2) At least 65% of assets must be in tax exempt securities (for New York Total Return Bond and California Bond funds, the 65% must be in New York or California municipal securities, respectively).


                                                             FUND DETAILS     25

FOR MORE INFORMATION
--------------------------------------------------------------------------------


For investors who want more information on these funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and fund performance for a fund's most recently completed fiscal year or half-year.

STATEMENT OF ADDITIONAL INFORMATION (SAI) Provides a fuller technical and legal description of a fund's policies, investment restrictions, and business structure. This prospectus incorporates each fund's SAI by reference.

Copies of the current versions of these documents may be obtained by contacting:

J.P. MORGAN FUNDS
J.P. Morgan Funds Services
522 Fifth Avenue
New York, NY 10036

TELEPHONE:  1-800-521-5411

HEARING IMPAIRED:  1-888-468-4015

EMAIL:  JPM_Mutual_Funds@JPMorgan.com

Text-only versions of these documents and this prospectus are available from the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (1-800-SEC-0330) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov. The funds' investment company and 1933 Act registration numbers are:

J.P. Morgan Short Term Bond Fund. . . . . . . . .  811-07340 and 033-54632
J.P. Morgan Bond Fund . . . . . . . . . . . . . .  811-07340 and 033-54632
J.P. Morgan Global Strategic Income Fund. . . . .  811-07340 and 033-54632
J.P. Morgan Emerging Markets Debt Fund. . . . . .  811-07340 and 033-54632
J.P. Morgan Tax Exempt Bond Fund. . . . . . . . .  811-07340 and 033-54632
J.P. Morgan New York Total Return Bond Fund . . .  811-07340 and 033-54632
J.P. Morgan California Bond Fund. . . . . . . . .  811-07795 and 333-11125




J.P. MORGAN FUNDS AND THE MORGAN TRADITION

The J.P. Morgan Funds combine a heritage of integrity and financial leadership with comprehensive, sophisticated analysis and management techniques. Drawing on J.P. Morgan's extensive experience and depth as an investment manager, the J.P. Morgan Funds offer a broad array of distinctive opportunities for mutual fund investors.




J.P. MORGAN
--------------------------------------------------------------------------------
J.P. MORGAN FUNDS

ADVISOR                                      DISTRIBUTOR
Morgan Guaranty Trust Company of New York    Funds Distributor, Inc.
522 Fifth Avenue                             60 State Street
New York, NY 10036                           Boston, MA 02109
1-800-521-5411                               1-800-221-7930